Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2020
INTANGIBLE ASSETS, NET [Abstract]
Finite-lived intangible assets by major class

	As of December 31, 2019
Items	Gross Carrying Amount	Accumulated Amortization	Impairment	Net Carrying Amount
Purchased video content	$217,610	$(179,167)	$(35,940)	$2,503
Operating rights for licensed games	47,227	(27,992)	(12,365)	6,870
Domain names and trademarks	26,301	(9,896)	(16,176)	229
Computer software	13,273	(12,953)	0	320
Developed technologies	8,200	(868)	(7,332)	0
Others	2,738	(903)	(1,835)	0

Total	$315,349	$(231,779)	$(73,648)	$9,922

	As of December 31, 2020
Items	Gross Carrying Amount	Accumulated Amortization	Impairment	Net Carrying Amount
Purchased video content	$212,999	$(161,160)	$(50,088)	$1,751
Operating rights for licensed games	51,856	(35,017)	(14,026)	2,813
Domain names and trademarks	27,536	(10,243)	(17,219)	74
Computer software	11,749	(11,545)	0	204
Developed technologies	8,699	(918)	(7,781)	0
Others	2,928	(966)	(1,962)	0

Total	$315,767	$(219,849)	$(91,076)	$4,842

Expected amortization expense

For the year ended December 31,	(in thousands)
2021	3,346
2022	1,177
2023	279
2024	40
2025	0

Thereafter	0

Total expected amortization expense	$4,842